Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	38.01%	40.69%	40.69%
March 31, 2013 to 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		38.01%
March 31, 2016 and thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		35.64%